Significant Accounting Policies - Summary of Revenue from Contracts with Customers (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 183,985	$ 194,471	$ 182,342
Sale of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	181,890	192,342	181,823
Services rendered
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	327	385	330
Other Operating Revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,768	$ 1,744	$ 189